SCHEDULE OF CONVERTIBLE NOTES PAYABLE UNSECURED (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022
Exchange Notes [Member]
Short-Term Debt [Line Items]
Total	$ 699,781	$ 699,781	$ 699,781
Second Closing Notes [Member]
Short-Term Debt [Line Items]
Total	636,000	636,000
Third Closing Notes [Member]
Short-Term Debt [Line Items]
Total	702,720	702,720
Exchange Second and Third Closing Notes [Member]
Short-Term Debt [Line Items]
Total	2,686,501	2,038,501	699,781
Unamortized debt discount		(379,799)
Net balance	2,686,501	1,658,702	699,781
Current Balance		(1,658,702)
Non-Current Balance			$ 699,781
Fourth Closing Notes [Member]
Short-Term Debt [Line Items]
Total	$ 648,000